Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments
Schedule of future minimum lease payments receivable under non-cancellable operating leases

	2025	2024
	US$’000	US$’000
Less than one year	332,955	223,847
Two to five years	250,097	151,451
More than five years	—	1,397
	583,052	376,695